Vista Outdoor Inc. - 10-Q Derivative Financial Instruments (Interest Rate Swaps) (Details) - Vista Outdoor Inc. - USD ($)	Jun. 30, 2024	Mar. 31, 2024
Interest Rate Swap, Maturing February 2026
Derivative [Line Items]
Notional	$ 50,000,000	$ 50,000,000
Fair value	$ 177,000	$ 73,000
Pay fixed	4.491%	4.491%
Receive floating	5.331%	5.324%
Interest Rate Swap, Maturing March 2026
Derivative [Line Items]
Notional	$ 25,000,000	$ 25,000,000
Fair value	$ 1,000	$ (60,000)
Pay fixed	4.65%	4.65%
Receive floating	5.328%	5.321%